Significant accounting judgments, estimates and assumptions (Tables)	12 Months Ended
Dec. 31, 2023
Significant Accounting Judgments Estimates And Assumptions
Schedule of sensitivity analysis

	Weighted average	Upside	Base case	Downside

Credit card and lending ECL	2,608,403	2,446,692	2,590,188	2,851,959

Schedule of estimated recoverable amount

CGU	Carrying amount (US$ million)	Goodwill (US$ million)	Discount rate (%)	Growth rate (%)

Investments activities CGU	528.2	381.2	15.4	3.5